Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Summary of value of key assumptions used to calculate the aggregate impairment loss recognised (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2021 INR (₨)
Decrease in enterprise value to sales multiple by ten percentage [member]
Disclosure of value of key assumptions used to calculate the aggregate impairment loss recognised [line items]
Impairment Charge	₨ 14,618.6